Material Accounting Policies (Schedule of useful lives for property, plant and equipment) (Details)	12 Months Ended
Dec. 31, 2024
Roads, buildings and land [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives (Years)	23 – 30 [1]
Power plants [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives (Years)	23 – 40
Maintenance work [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives (Years)	1.5 – 15 years
Back up diesel fuel [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives (Years)	by consumption

[1]	Freehold land is not depreciated.